SALES (Tables)	9 Months Ended
Sep. 30, 2019
SALES
Schedule of sales by product line

	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30 2019	September 30 2018	September 30 2019	September 30 2018
	$			$
Dried Cannabis	7,855,117	132,511	12,920,014	421,170
Cannabis Oils	1,781,368	185,183	4,296,069	540,363
Other	81,823	3,376	181,891	17,017
Total	9,718,308	321,070	17,397,974	978,550